Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2023
Disclosure of finance income and finance costs [abstract]
Finance income and finance costs
26.
Finance income and finance costs

Details of finance income for the years ended December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Interest Income	13,643	39,966	202,432
Gain from foreign currency transactions	41,881	38,952	33,517
Gain from disposal of non-current financial assets	—	—	75,821
Gain from foreign currency translation(*)	78,600	74,596	110,252
Gain from discharge of indebtedness (**)	—	4,079,520	3,694,237
Total	134,124	4,233,034	4,116,259

(*) Gain from foreign currency translation represents the increase in the value of foreign-denominated assets or liabilities when translated into the reporting currency due to change in exchange rates.

(**) Gain from discharge of indebtedness was recognized from conversion of convertible bonds to equity which occurred in 2021 and 2022.

Details of finance costs for the years ended December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Interest expense	2,466,238	919,446	1,876,001
Loss from foreign currency transactions	24,667	68,204	41,865
Loss from foreign currency translation (*)	127,190	133,181	78,570
Loss from valuation of CB	103,342	—	—
Change in fair value of derivative warrant liabilities	504,587	—	—
Total	3,226,024	1,120,831	1,996,436

(*) Loss from foreign currency translation represents the decrease in the value of foreign-denominated assets or liabilities when translated into the reporting currency due to change in exchange rates.